Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Convertible Preferred Stock	Paid-In Capital	Retained Earnings
Beginning balance at Dec. 28, 2008	$ 28,690	$ 1	$ 101	$ 29,807	$ (1,219)
Beginning balance (in shares) at Dec. 28, 2008		101,503	10,049,572
Stock-based compensation	235			235
Sale of stock (in shares)		33,411
Sale of stock	200			200
Deferred compensation contributed by stockholder	142			142
Net income	2,653				2,653
Ending balance at Dec. 27, 2009	31,920	1	101	30,384	1,434
Ending balance (in shares) at Dec. 27, 2009		134,914	10,049,572
Stock-based compensation	310			310
Sale of stock (in shares)		34,892	607,680
Sale of stock	5,351	1	6	5,344
Deferred compensation contributed by stockholder	96			96
Net income	3,291				3,291
Ending balance at Dec. 26, 2010	40,968	2	107	36,134	4,725
Ending balance (in shares) at Dec. 26, 2010		169,806	10,657,252
Stock-based compensation	352			352
Non-cash settlement with former director	70			70
Dividends declared and paid	(19,010)	(350)	(18,660)	(12,361)	(6,649)
Sale of stock 2012 IPO (in shares)	10,865,757	208,505	10,657,252
Sale of stock and exercise of stock options (in shares)		38,699
Sale of common stock from initial public offering, net of fees and expenses- (unaudited)	33,636	914	32,722
Sale of stock and exercise of stock options	183			183
Temporary equity related to put option	(432)			(432)
Deferred compensation contributed by stockholder	32			32
Net income	3,464				3,464
Ending balance at Dec. 25, 2011	25,627	2	107	23,978	1,540
Ending balance (in shares) at Dec. 25, 2011		208,505	10,657,252
Stock-based compensation	252			252
Purchase of stock (in shares)	(1,655,662)	(15,627)	(1,640,035)
Purchase of Stock	(22,474)		(17)	(22,457)
Sale of stock 2012 IPO (in shares)		6,708,332
Sale of common stock from initial public offering, net of fees and expenses- (unaudited)	78,092	67		78,025
Expiration of put option reclassed from temporary equity	432			432
Conversion of convertible preferred stock to common stock (in shares)		9,017,217	(9,017,217)
Conversion of convertible preferred stock to common stock		90	(90)
Net income	2,902				2,902
Ending balance at Sep. 23, 2012	$ 84,831	$ 159		$ 80,230	$ 4,442
Ending balance (in shares) at Sep. 23, 2012		15,918,427